UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2008
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA May 12, 2008

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total:   $54621
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1721    57679 SH       SOLE                     6000             51679
APPLIED MATLS INC COM          COM              038222105     1895    97125 SH       SOLE                     1200             95925
AT&T CORP COM                  COM              00206R102      519    13557 SH       SOLE                                      13557
AVIS BUDGET GROUP COM          COM              053774105      990    93183 SH       SOLE                     6370             86813
BEST BUY INC COM               COM              086516101     2069    49902 SH       SOLE                     2000             47902
BOEING CO COM                  COM              097023105     1301    17500 SH       SOLE                                      17500
BRITISH PETE PLC AMERN SH      COM              055622104      427     7043 SH       SOLE                                       7043
CATERPILLAR INC DEL COM        COM              149123101     1805    23050 SH       SOLE                                      23050
CBS CORP COM                   COM              124857202      327    14805 SH       SOLE                                      14805
CHESAPEAKE ENERGY CORP         COM              165167107     1431    31000 SH       SOLE                                      31000
CHEVRONTEXACO CORP COM         COM              166764100      262     3070 SH       SOLE                                       3070
CITIGROUP INC COM              COM              172967101     1713    79967 SH       SOLE                    10500             69467
CONTINUCARE CORP COM           COM              212172100      270   108000 SH       SOLE                   108000
CORNING INC COM                COM              219350105     2311    96150 SH       SOLE                     6000             90150
CP POKPHAND LTD SPONSORED ADR  COM              125918201       17    13675 SH       SOLE                                      13675
DOMINION RES VA NEW COM        COM              25746U109      293     7184 SH       SOLE                                       7184
DOW CHEM CO COM                COM              260543103     2148    58297 SH       SOLE                     7000             51297
DU PONT E I DE NEMOURS COM     COM              263534109      419     8965 SH       SOLE                                       8965
DUKE POWER CO COM              COM              26441C105      443    24798 SH       SOLE                                      24798
E M C CORP MASS COM            COM              268648102     1524   106250 SH       SOLE                                     106250
ERICSSON L M TEL CO ADR B SEK  COM              294821608      515    26231 SH       SOLE                      440             25791
EXXON MOBIL CORP COM           COM              30231G102      366     4328 SH       SOLE                                       4328
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     1226   130600 SH       SOLE                                     130600
GENERAL ELEC CO COM            COM              369604103      589    15908 SH       SOLE                                      15908
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        4    15000 SH       SOLE                    15000
HALLWOOD GROUP INC COM NEW     COM              406364406     1823    29395 SH       SOLE                    29300                95
HARMONIC INC COM               COM              413160102     1901   250184 SH       SOLE                    12000            238184
JUNIPER NETWORKS INC COM       COM              48203R104     2211    88450 SH       SOLE                     5000             83450
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     1924    50182 SH       SOLE                                      50182
LEVEL 3 COMMUNICTIONS COM      COM              52729N100      541   255067 SH       SOLE                    40000            215067
LYNCH CORP COM                 COM              50186A108      249    29800 SH       SOLE                    29800
MGM MIRAGE COM                 COM              552953101     1772    30153 SH       SOLE                     2273             27880
MORGAN J P & CO INC COM        COM              46625H100     2915    67873 SH       SOLE                      200             67673
NORTEL NETWORKS CORP COM       COM              656568508      248    37022 SH       SOLE                     5500             31522
OPKO HEALTH INC COM            COM              68375N103       21    10000 SH       SOLE                    10000
PAID INC COM NEW               COM              69561N204       14    45600 SH       SOLE                                      45600
PFIZER INC COM                 COM              717081103      255    12200 SH       SOLE                    12000               200
PHILIP MORRIS INTL INC COM     COM              718172109      250     4937 SH       SOLE                                       4937
PIONEER DRILLING CO COM        COM              723655106     2331   146300 SH       SOLE                    17500            128800
REGIONS FINANCIAL CORP COM     COM              7591EP100      250    12672 SH       SOLE                                      12672
SARA LEE CORP COM              COM              803111103      369    26362 SH       SOLE                                      26362
SOUTHERN CO COM                COM              842587107      366    10291 SH       SOLE                                      10291
SPECTRA ENERGY CORP COM        COM              847560109     2016    88624 SH       SOLE                     5400             83224
SYBASE INC COM                 COM              871130100     1599    60812 SH       SOLE                                      60812
TECO ENERGY INC COM            COM              872375100      433    27147 SH       SOLE                                      27147
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      533    15447 SH       SOLE                                      15447
TEVA PHARMACEUTCL INDS ADR     COM              881624209     1991    43115 SH       SOLE                     1000             42115
TIME WARNER INC COM            COM              887317105     1740   124087 SH       SOLE                     7400            116687
VERIZON COMMUNICATIONS         COM              92343V104      503    13805 SH       SOLE                                      13805
VODAFONE GROUP PLC NEW SPONS A COM              92857W209     1983    67203 SH       SOLE                                      67203
WYNDHAM WORLDWIDE CORP COM     COM              98310W108     1790    86560 SH       SOLE                    15600             70960
GENERAL MTRS ACCEP CORP        CORP             370425RX0        8    10000 PRN      SOLE                                      10000